Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 8,458	$ 1,341	¥ 13,754	¥ 15,424
Impairment loss for property and equipment	¥ 7,871	$ 1,248